Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	14.10%	23.42%	22.81%	(16.54%)